STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIENCY)/EQUITY (USD $)	Preferred Stock	Common Stock	Treasury Stock	Additional Paid-In Capital	Notes Receivable Common Stock	Deficit Accumulated During the Development Stage	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Nov. 01, 1995	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Nov. 01, 1995	0	0	0
Issuance of common stock for cash	0	4,588	0	2,388,728	0	0	0	2,393,316
Issuance of common stock for cash (in shares)	0	4,587,764	0
Costs related to issuance of common stock (including private placement)	0	0	0	(10,252)	0	0	0	(10,252)
Founders Shares transferred for services rendered	0	0	0	330,025	0	0	0	330,025
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(693,448)	0	(693,448)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(4,017)	(4,017)
Total Comprehensive Income (Loss)						(693,448)	(4,017)	(697,465)
Balance at Jul. 31, 1996	0	4,588	0	2,708,501	0	(693,448)	(4,017)	2,015,624
Balance (in shares) at Jul. 31, 1996	0	4,587,764	0
Issuance of common stock for cash	0	4,412	0	2,916,181	0	0	0	2,920,593
Issuance of common stock for cash (in shares)	0	4,412,354	0
Costs related to issuance of common stock (including private placement)	0	0	0	(135,381)	0	0	0	(135,381)
Founders Shares transferred for services rendered	0	0	0	23,481	0	0	0	23,481
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(1,379,024)	0	(1,379,024)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	3,543	3,543
Total Comprehensive Income (Loss)						(1,379,024)	3,543	(1,375,481)
Balance at Jul. 31, 1997	0	9,000	0	5,512,782	0	(2,072,472)	(474)	3,448,836
Balance (in shares) at Jul. 31, 1997	0	9,000,118	0
Shares issued pursuant to reverse merger and acquisition	0	1,105	0	(1,105)	0	0	0	0
Shares issued pursuant to reverse merger and acquisition (in shares)	0	1,105,000	0
Issuance of common stock for cash	0	1,174	0	2,931,959	0	0	0	2,933,133
Issuance of common stock for cash (in shares)	0	1,173,253	0
Issuance of common stock in exchange for services rendered	0	458	0	572,727	0	0	0	573,185
Issuance of common stock in exchange for services rendered (in shares)	0	458,901	0
Issuance of warrants in exchange for services rendered	0	0	0	534,000	0	0	0	534,000
Exercise of warrants for cash	0	234	0	15,374	0	0	0	15,608
Exercise of warrants for cash (in shares)	0	234,000	0
Issuance of preferred stock	1	0	0	99	0	0	0	100
Issuance of preferred stock (in shares)	1,000	0	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(4,663,604)	0	(4,663,604)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(198,959)	(198,959)
Total Comprehensive Income (Loss)						(4,663,604)	(198,959)	(4,862,563)
Balance at Jul. 31, 1998	1	11,971	0	9,565,836	0	(6,736,076)	(199,433)	2,642,299
Balance (in shares) at Jul. 31, 1998	1,000	11,971,272	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(324)	0	(2,530,301)	0	0	0	(2,530,625)
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(323,920)	0
Issuance of common stock for cash	0	1,791	0	7,797,248	0	0	0	7,799,039
Issuance of common stock for cash (in shares)	0	1,790,814	0
Redemption of Stock	0	(15)	0	(119,051)	0	0	0	(119,066)
Redemption of Stock (in shares)	0	(15,357)	0
Issuance of common stock in exchange for services rendered	0	314	0	1,349,861	0	0	0	1,350,175
Issuance of common stock in exchange for services rendered (in shares)	0	314,488	0
Issuance of warrants in exchange for services rendered	0	0	0	1,054,374	0	0	0	1,054,374
Issuance of stock options in exchange for services rendered	0	0	0	92,500	0	0	0
Stock adjustment	0	1	0	(1)	0	0	0	0
Stock adjustment (in shares)	0	714	0
Exercise of warrants for cash	0	389	0	1,941,484	0	0	0	1,941,873
Exercise of warrants for cash (in shares)	0	388,375	0
Exercise of warrants and stock options in exchange for note receivable	0	95	0	473,787	(473,882)	0	0	0
Exercise of warrants and stock options in exchange for note receivable (in shares)	0	94,776	0
Issuance of preferred stock	0	13	0	66,967	0	0	0	66,980
Issuance of preferred stock (in shares)	0	13,396	0
Reduction of note receivable in exchange for services rendered	0	0	0	0	38,979	0	0	38,979
Exercise of warrants for shares tendered	0	506	0	2,530,119	0	0	0	2,530,625
Exercise of warrants for shares tendered (in shares)	0	506,125	0
Cost of warrants redeemed for cash	0	0	0	(3,769)	0	0	0	(3,769)
Cost related to warrant redemption, June 1999	0	0	0	(135,431)	0	0	0	(135,431)
Costs related to issuance of common stock (including private placement)	0	0	0	(1,179,895)	0	0	0	(1,179,895)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(6,239,602)	0	(6,239,602)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	1,393	1,393
Total Comprehensive Income (Loss)						(6,239,602)	1,393	(6,238,209)
Balance at Jul. 31, 1999	1	14,741	0	20,903,728	(434,903)	(12,975,678)	(198,040)	7,309,849
Balance (in shares) at Jul. 31, 1999	1,000	14,740,683	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(2)	0	2	0	0	0	0
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(2,300)	0
Issuance of common stock for cash	0	2	0	14,998	0	0	0	15,000
Issuance of common stock for cash (in shares)	0	2,500	0
Issuance of common stock for cash pursuant to private placement	0	1,513	0	8,248,509	0	0	0	8,250,022
Issuance of common stock for cash pursuant to private placement (in shares)	0	1,512,259	0
Issuance of common stock in exchange for services rendered	0	12	0	66,288	0	0	0	66,300
Issuance of common stock in exchange for services rendered (in shares)	0	12,400	0
Granting of stock options for services rendered	0	0	0	1,065,650	0	0	0	1,065,650
Granting of warrants for services rendered	0	0	0	355,500	0	0	0	355,500
Exercise of warrants for cash	0	61	0	386,190	0	0	0	386,251
Exercise of warrants for cash (in shares)	0	60,791	0
Reduction of note receivable in exchange for services rendered	0	0	0	0	384,903	0	0	384,903
Accrued interest on note receivable	0	0	0	0	(4,118)	0	0	(4,118)
Costs related to issuance of common stock (including private placement)	0	0	0	(605,799)	0	0	0	(605,799)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(8,841,047)	0	(8,841,047)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	32,514	32,514
Total Comprehensive Income (Loss)						(8,841,047)	32,514	(8,808,533)
Balance at Jul. 31, 2000	1	16,327	0	30,435,066	(54,118)	(21,816,725)	(165,526)	8,415,025
Balance (in shares) at Jul. 31, 2000	1,000	16,326,333	0
Issuance of common stock for cash pursuant to private placement	0	3,749	0	40,258,264	0	0	0	40,262,013
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,749,262	0
Issuance of common stock in exchange for services rendered	0	67	0	675,185	0	0	0	675,252
Issuance of common stock in exchange for services rendered (in shares)	0	66,784	0
Issuance of warrants in exchange for equity line agreement	0	0	0	3,406,196	0	0	0	3,406,196
Cashless exercise of warrants	0	12	0	(12)	0	0	0	0
Cashless exercise of warrants (in shares)	0	11,718	0
Granting of stock options for services rendered	0	0	0	1,466,900	0	0	0	1,466,900
Issuance of warrants in exchange for services rendered	0	0	0	19,134	0	0	0	19,134
Exercise of warrants for cash	0	312	0	2,256,170	0	0	0	2,256,482
Exercise of warrants for cash (in shares)	0	312,668	0
Exercise of warrants and stock options in exchange for note receivable	0	50	0	249,950	(250,000)	0	0	0
Exercise of warrants and stock options in exchange for note receivable (in shares)	0	50,000	0
Accrued interest on note receivable	0	0	0	0	(10,182)	0	0	(10,182)
Costs related to issuance of common stock (including private placement)	0	0	0	(2,924,939)	0	0	0	(2,924,939)
Issuance of common stock as employee compensation	0	8	0	100,548	0	0	0	100,556
Issuance of common stock as employee compensation (in shares)	0	8,650	0
Issuance of common stock pursuant to litigation settlement	0	2	0	21,096	0	0	0	21,098
Issuance of common stock pursuant to litigation settlement (in shares)	0	2,832	0
Exercise of stock options for cash	0	148	0	744,852	0	0	0	745,000
Exercise of stock options for cash (in shares)	0	147,500	0
Shares issued for Anti-Dilution Provisions	0	6	0	53,450	0	0	0	53,456
Shares issued for Anti-Dilution Provisions(in shares)	0	5,779	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(27,097,210)	0	(27,097,210)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(81,341)	(81,341)
Total Comprehensive Income (Loss)						(27,097,210)	(81,341)	(27,178,551)
Balance at Jul. 31, 2001	1	20,681	0	76,761,860	(314,300)	(48,913,935)	(246,867)	27,307,440
Balance (in shares) at Jul. 31, 2001	1,000	20,681,526	0
Issuance of warrants in exchange for services rendered	0	0	0	202,328	0	0	0	202,328
Issuance of stock options in exchange for services rendered	0	0	0	157,387	0	0	0
Accrued interest on note receivable	0	0	0	0	(22,585)	0	0	(22,585)
Issuance of common stock as employee compensation	0	11	0	71,161	0	0	0	71,172
Issuance of common stock as employee compensation (in shares)	0	10,800	0
Preferred stock dividend paid	0	0	0	0	0	(720,900)	0	(720,900)
Exercise of stock options for cash	0	5	0	27,495	0	0	0	27,500
Exercise of stock options for cash (in shares)	0	5,000	0
Purchase of Treasury Stock for cash	0	0	(395,531)	0	0	0	0	(395,531)
Purchase of Treasury Stock for cash (in shares)	0	0	(96,500)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(13,693,034)	0	(13,693,034)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(71,185)	(71,185)
Total Comprehensive Income (Loss)						(13,693,034)	(71,185)	(13,764,219)
Balance at Jul. 31, 2002	1	20,697	(395,531)	77,220,231	(336,885)	(63,327,869)	(318,052)	12,862,592
Balance (in shares) at Jul. 31, 2002	1,000	20,697,326	(96,500)
Receipt of restricted shares of common stock as settlement for executive loan	0	0	(1,126,157)	0	0	0	0	(1,126,157)
Receipt of restricted shares of common stock as settlement for executive loan (in shares)	0	0	(592,716)
Issuance of common stock for cash pursuant to private placement	0	3,593	0	4,361,657	0	0	0	4,365,250
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,592,968	0
Issuance of common stock in exchange for services rendered	0	100	0	132,900	0	0	0	133,000
Issuance of common stock in exchange for services rendered (in shares)	0	100,000	0
Cashless exercise of warrants	0	16	0	(16)	0	0	0	0
Cashless exercise of warrants (in shares)	0	16,379	0
Issuance of warrants in exchange for services rendered	0	0	0	988,550	0	0	0	988,550
Issuance of stock options in exchange for services rendered	0	0	0	171,360	0	0	0	171,360
Exercise of warrants for cash	0	1,531	0	2,294,971	0	0	0	2,296,502
Exercise of warrants for cash (in shares)	0	1,531,001	0
Accrued interest on note receivable	0	0	0	0	(23,113)	0	0	(23,113)
Costs related to issuance of common stock (including private placement)	0	0	0	(235,568)	0	0	0	(235,568)
Issuance of common stock as employee compensation	0	10	0	20,665	0	0	0	20,675
Issuance of common stock as employee compensation (in shares)	0	9,850	0
Preferred stock dividend paid	0	0	0	0	0	(764,154)	0	(764,154)
Exercise of stock options for cash	0	70	0	111,230	0	0	0	111,300
Exercise of stock options for cash (in shares)	0	70,000	0
Purchase of Treasury Stock for cash	0	0	(88,338)	0	0	0	0	(88,338)
Purchase of Treasury Stock for cash (in shares)	0	0	(53,000)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(13,261,764)	0	(13,261,764)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	406,830	406,830
Total Comprehensive Income (Loss)						(13,261,764)	406,830	(12,854,934)
Balance at Jul. 31, 2003	1	26,017	(1,610,026)	85,065,980	(359,998)	(77,353,787)	88,778	5,856,965
Balance (in shares) at Jul. 31, 2003	1,000	26,017,524	(742,216)
Shares issued pursuant to reverse merger and acquisition	0	2,780	0	4,639,777	0	0	0	4,642,557
Shares issued pursuant to reverse merger and acquisition (in shares)	0	2,779,974	0
Cost of stock options to be assumed in conjunction with merger	0	0	0	154,852	0	0	0	154,852
Issuance of common stock for cash pursuant to private placement	0	5,275	0	7,258,727	0	0	0	7,264,002
Issuance of common stock for cash pursuant to private placement (in shares)	0	5,272,916	0
Redemption of Stock	0	(742)	1,610,026	(1,609,284)	0	0	0	0
Redemption of Stock (in shares)	0	(742,216)	742,216
Issuance of common stock in exchange for services rendered	0	776	0	1,346,099	0	0	0	1,346,875
Issuance of common stock in exchange for services rendered (in shares)	0	775,000	0
Granting of stock options for services rendered	0	0	0	151,433	0	0	0	151,433
Issuance of warrants in exchange for services rendered	0	0	0	27,000	0	0	0	27,000
Accrued interest on note receivable	0	0	0	0	(24,805)	0	0	(24,805)
Costs related to issuance of common stock (including private placement)	0	0	0	(109,262)	0	0	0	(109,262)
Issuance of common stock as employee compensation	0	8	0	13,089	0	0	0	13,097
Issuance of common stock as employee compensation (in shares)	0	8,850	0
Variable accounting non-cash compensation expense	0	0	0	45,390	0	0	0	45,390
Preferred stock dividend paid	0	0	0	0	0	(810,003)	0	(810,003)
Exercise of stock options for cash	0	150	0	126,490	0	0	0	126,640
Exercise of stock options for cash (in shares)	0	150,400	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(18,362,583)	0	(18,362,583)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	207,593	207,593
Total Comprehensive Income (Loss)						(18,362,583)	207,593	(18,154,990)
Balance at Jul. 31, 2004	1	34,264	0	97,110,291	(384,803)	(96,526,373)	296,371	529,751
Balance (in shares) at Jul. 31, 2004	1,000	34,262,448	0
Issuance of common stock in exchange for services rendered	0	1,207	0	1,125,317	0	0	0	1,126,524
Issuance of common stock in exchange for services rendered (in shares)	0	1,207,207	0
Granting of stock options for services rendered	0	0	0	92,755	0	0	0	92,755
Cancellation of unissued shares	0	(75)	0	(137,925)	0	0	0	(138,000)
Cancellation of unissued shares (in shares)	0	(75,000)	0
Issuance of warrants in conjunction with financing	0	0	0	110,200	0	0	0	110,200
Issuance of warrants in exchange for services rendered	0	0	0	455,000	0	0	0	455,000
Issuance of warrants in conjunction with convertible debentures	0	0	0	4,191,759	0	0	0	4,191,759
Value of beneficial conversion feature on convertible debentures	0	0	0	2,998,032	0	0	0	2,998,032
Conversion of Preferred Stock	0	534	0	14,309,523	0	0	0	14,310,057
Conversion of Preferred Stock (in shares)	0	534,085	0
Issuance of common stock as repayment of principal and interest due	0	1,988	0	1,309,841	0	0	0	1,311,829
Issuance of common stock as repayment of principal and interest due (in shares)	0	1,988,371	0
Issuance of common stock in connection with conversion of Preferred Stock	0	1,976	0	1,478,268	0	0	0	1,480,244
Issuance of common stock in connection with conversion of Preferred Stock (in shares)	0	1,975,881	0
Issuance of common stock in satisfaction of accounts payable	0	1,861	0	1,524,465	0	0	0	1,526,326
Issuance of common stock in satisfaction of accounts payable (in shares)	0	1,861,374	0
Granting of stock options in exchange for outstanding liabilities	0	0	0	1,332,052	0	0	0	1,332,052
Issuance of common stock in conjunction with financing	0	171	0	139,829	0	0	0	140,000
Issuance of common stock in conjunction with financing (in shares)	0	170,732	0
Accrued interest on note receivable	0	0	0	0	(6,300)	0	0	(6,300)
Write-off of uncollectible notes receivable - common stock	0	0	0	0	391,103	0	0	391,103
Issuance of common stock as employee compensation	0	9	0	4,919	0	0	0	4,928
Issuance of common stock as employee compensation (in shares)	0	8,800	0
Variable accounting non-cash compensation expense	0	0	0	0	0	0	0	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(24,001,735)	0	(24,001,735)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	272,478	272,478
Total Comprehensive Income (Loss)						(24,001,735)	272,478	(23,729,257)
Balance at Jul. 31, 2005	1	41,935	0	126,044,326	0	(120,528,108)	568,849	6,127,003
Balance (in shares) at Jul. 31, 2005	1,000	41,933,898	0
Issuance of common stock as repayment of monthly amortization payments due	0	3,029	0	4,052,244	0	0	0	4,055,273
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	3,027,958	0
Issuance of common stock for cash pursuant to private placement	0	3,415	0	6,996,589	0	0	0	7,000,004
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,414,636	0
Issuance of common stock in exchange for services rendered	0	562	0	698,971	0	0	0	699,533
Issuance of common stock in exchange for services rendered (in shares)	0	563,684	0
Cashless exercise of warrants	0	8	0	(8)	0	0	0	0
Cashless exercise of warrants (in shares)	0	8,179	0
Issuance of common stock in satisfaction of deposit	0	204	0	255,377	0	0	0	255,581
Issuance of common stock in satisfaction of deposit (in shares)	0	204,465	0
Issuance of warrants in conjunction with financing	0	0	0	210,300	0	0	0	210,300
Issuance of warrants in exchange for services rendered	0	0	0	172,450	0	0	0	172,450
Issuance of warrants in conjunction with convertible debentures	0	0	0	6,732,660	0	0	0	6,732,660
Value of beneficial conversion feature on convertible debentures	0	0	0	6,354,496	0	0	0	6,354,496
Issuance of common stock in connection with conversion of Preferred Stock	0	17,064	0	25,318,448	0	0	0	25,335,512
Issuance of common stock in connection with conversion of Preferred Stock (in shares)	0	17,064,582	0
Issuance of common stock in satisfaction of accounts payable	0	165	0	121,088	0	0	0	121,253
Issuance of common stock in satisfaction of accounts payable (in shares)	0	165,323	0
Issuance of common stock in conjunction with financing	0	662	0	618,805	0	0	0	619,467
Issuance of common stock in conjunction with financing (in shares)	0	661,399	0
Exercise of warrants for cash	0	37,106	0	39,299,959	0	0	0	39,337,065
Exercise of warrants for cash (in shares)	0	37,106,449	0
Issuance of common stock as employee compensation	0	895	0	1,544,609	0	0	0	1,545,504
Issuance of common stock as employee compensation (in shares)	0	895,115	0
Exercise of stock options for cash	0	2,352	0	3,239,404	0	0	0	3,241,756
Exercise of stock options for cash (in shares)	0	2,352,672	0
Issuance of warrants as exercise inducement	0	0	0	21,437,909	0	0	0	21,437,909
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(67,967,204)	0	(67,967,204)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	185,232	185,232
Total Comprehensive Income (Loss)						(67,967,204)	185,232	(67,781,972)
Balance at Jul. 31, 2006	1	107,397	0	243,097,627	0	(188,495,312)	754,081	55,463,794
Balance (in shares) at Jul. 31, 2006	1,000	107,398,360	0
Issuance of common stock as repayment of monthly amortization payments due	0	320	0	560,237	0	0	0	560,557
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	320,266	0
Redemption of Stock	(1)	0	0	(99)	0	0	0	(100)
Redemption of Stock (in shares)	(1,000)	0	0
Issuance of common stock in exchange for services rendered	0	613	0	1,041,899	0	0	0	1,042,512
Issuance of common stock in exchange for services rendered (in shares)	0	611,359	0
Cancellation of unissued shares	0	(150)	0	150	0	0	0	0
Cancellation of unissued shares (in shares)	0	(150,000)	0
Issuance of warrants in exchange for services rendered	0	0	0	266,400	0	0	0	266,400
Issuance of common stock in connection with conversion of Preferred Stock	0	168	0	286,985	0	0	0	287,153
Issuance of common stock in connection with conversion of Preferred Stock (in shares)	0	168,172	0
Exercise of warrants for cash	0	100	0	124,900	0	0	0	125,000
Exercise of warrants for cash (in shares)	0	100,000	0
Issuance of common stock as employee compensation	0	882	0	1,399,694	0	0	0	1,400,576
Issuance of common stock as employee compensation (in shares)	0	881,561	0
Exercise of stock options for cash	0	286	0	301,646	0	0	0	301,932
Exercise of stock options for cash (in shares)	0	286,800	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(23,504,958)	0	(23,504,958)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	127,726	127,726
Total Comprehensive Income (Loss)						(23,504,958)	127,726	(23,377,232)
Balance at Jul. 31, 2007	0	109,616	0	247,079,439	0	(212,000,270)	881,807	36,070,592
Balance (in shares) at Jul. 31, 2007	0	109,616,518	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(326)	0	(378,130)	0	0	0	(378,456)
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(326,255)	0
Issuance of common stock in exchange for services rendered	0	881	0	1,528,758	0	0	0	1,529,639
Issuance of common stock in exchange for services rendered (in shares)	0	881,444	0
Issuance of restricted common stock to officers as employee compensation	0	550	0	(550)	0	0	0	0
Issuance of restricted common stock to officers as employee compensation (in shares)	0	550,000	0
Issuance of warrants in exchange for services rendered	0	0	0	52,500	0	0	0	52,500
Issuance of warrants in conjunction with convertible debentures	0	0	0	10,646,218	0	0	0	10,646,218
Value of beneficial conversion feature on convertible debentures	0	0	0	8,768,946	0	0	0	8,768,946
Issuance of common stock as employee compensation	0	870	0	996,540	0	0	0	997,410
Issuance of common stock as employee compensation (in shares)	0	869,896	0
Stock-based compensation - officers stock options	0	0	0	749,971	0	0	0	749,971
Option repricing costs	0	0	0	14,500	0	0	0	14,500
Exercise of stock options for cash	0	401	0	391,389	0	0	0	391,790
Exercise of stock options for cash (in shares)	0	401,000	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(36,228,991)	0	(36,228,991)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	32,688	32,688
Total Comprehensive Income (Loss)						(36,228,991)	32,688	(36,196,303)
Balance at Jul. 31, 2008	0	111,992	0	269,849,581	0	(248,229,261)	914,495	22,646,807
Balance (in shares) at Jul. 31, 2008	0	111,992,603	0
Issuance of common stock as repayment of monthly amortization payments due	0	46,590	0	14,444,105	0	0	0	14,490,695
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	46,590,801	0
Issuance of common stock for cash pursuant to private placement	0	32,583	0	15,420,651	0	0	0	15,453,234
Issuance of common stock for cash pursuant to private placement (in shares)	0	32,582,030	0
Issuance of common stock in exchange for services rendered	0	3,368	0	1,533,068	0	0	0	1,536,436
Issuance of common stock in exchange for services rendered (in shares)	0	3,367,891	0
Cashless exercise of warrants	0	9,909	0	(9,909)	0	0	0	0
Cashless exercise of warrants (in shares)	0	9,908,583	0
Issuance of common stock as repayment of principal and interest due	0	1,598	0	502,388	0	0	0	503,986
Issuance of common stock as repayment of principal and interest due (in shares)	0	1,598,472	0
Warrant modification costs	0	0	0	3,198,604	0	0	0	3,198,604
Issuance of common stock in connection with conversion of Preferred Stock	0	4,914	0	1,616,789	0	0	0	1,621,703
Issuance of common stock in connection with conversion of Preferred Stock (in shares)	0	4,914,251	0
Issuance of common stock in satisfaction of accounts payable	0	982	0	437,715	0	0	0	438,697
Issuance of common stock in satisfaction of accounts payable (in shares)	0	982,382	0
Issuance of stock options in exchange for services rendered	0	0	0	11,000	0	0	0
Exercise of warrants for cash	0	330	0	108,839	0	0	0	109,169
Exercise of warrants for cash (in shares)	0	330,817	0
Issuance of common stock as employee compensation	0	262	0	100,740	0	0	0	101,002
Issuance of common stock as employee compensation (in shares)	0	260,984	0
Stock-based compensation - officers stock options	0	0	0	131,545	0	0	0	131,545
Exercise of stock options for cash	0	100	0	55,900	0	0	0	56,000
Exercise of stock options for cash (in shares)	0	100,000	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(45,812,228)	0	(45,812,228)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(262,908)	(262,908)
Total Comprehensive Income (Loss)						(45,812,228)	(262,908)	(46,075,136)
Balance at Jul. 31, 2009	0	212,628	0	307,401,016	0	(294,041,489)	651,587	14,223,742
Balance (in shares) at Jul. 31, 2009	0	212,628,814	0
Effect of the initial adoption of accounting for down-round provision	0	0	0	(13,844,822)		(5,981,043)		(19,825,865)
Exercise of warrants classified as derivatives	0	0	0	10,020,557	0	0	0	10,020,557
Issuance of common stock for cash pursuant to private placement	0	35,871	0	20,864,419	0	0	0	20,900,290
Issuance of common stock for cash pursuant to private placement (in shares)	0	35,870,513	0
Issuance of common stock in exchange for services rendered	0	3,064	0	1,752,139	0	0	0	1,755,203
Issuance of common stock in exchange for services rendered (in shares)	0	3,060,659	0
Cashless exercise of warrants	0	7,636	0	(7,635)	0	0	0	1
Cashless exercise of warrants (in shares)	0	7,635,626	0
Issuance of warrants in exchange for services rendered	0	0	0	591,000	0	0	0	591,000
Issuance of common stock in satisfaction of accounts payable	0	5,432	0	3,007,164	0	0	0	3,012,596
Issuance of common stock in satisfaction of accounts payable (in shares)	0	5,431,373	0
Issuance of stock options in exchange for services rendered	0	0	0	107,744	0	0	0
Exercise of warrants for cash	0	4,770	0	1,569,292	0	0	0	1,574,062
Exercise of warrants for cash (in shares)	0	4,769,885	0
Option modification costs	0	0	0	875,773	0	0	0	875,773
Issuance of common stock as employee compensation	0	203	0	100,799	0	0	0	101,002
Issuance of common stock as employee compensation (in shares)	0	202,745	0
Stock-based compensation - officers stock options	0	0	0	781,865	0	0	0	781,865
Exercise of stock options for cash (in shares)								0
Comprehensive Income (Loss):
Net loss	0	0	0			(25,279,940)		(25,279,940)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	132,596	132,596
Total Comprehensive Income (Loss)						(25,279,940)	132,596	(25,147,344)
Balance at Jul. 31, 2010	0	269,600	0	333,219,309	0	(325,302,472)	784,183	8,970,620
Balance (in shares) at Jul. 31, 2010	0	269,599,615	0
Issuance of common stock for cash pursuant to private placement	0	16,776	0	506,688	0	0	0	523,464
Issuance of common stock for cash pursuant to private placement (in shares)	0	16,776,000	0
Issuance of common stock in exchange for services rendered	0	5,701	0	1,918,305	0	0	0	1,924,006
Issuance of common stock in exchange for services rendered (in shares)	0	5,700,096	0
Cashless exercise of warrants	0	998	0	(998)	0	0	0	0
Cashless exercise of warrants (in shares)	0	998,118	0
Issuance of common stock in connection with conversion of Preferred Stock	0	10,910	0	336,850	0	0	0	347,760
Issuance of common stock in connection with conversion of Preferred Stock (in shares)	(1,288)	10,909,748	0
Issuance of common stock in satisfaction of accounts payable	0	3,551	0	1,107,315	0	0	0	1,110,866
Issuance of common stock in satisfaction of accounts payable (in shares)	0	3,551,955	0
Issuance of stock options in exchange for services rendered	0	0	0	787,226	0	0	0
Exercise of warrants and stock options in exchange for note receivable
Issuance of preferred stock	0
Issuance of preferred stock (in shares)	2,575
Issuance of common stock as employee compensation	0	408	0	100,592	0	0	0	101,000
Issuance of common stock as employee compensation (in shares)	0	407,484	0
Preferred stock dividend paid	0	0	0		0	(766,417)	0	(766,417)
Stock-based compensation - officers stock options	0	0	0	149,239	0	0	0	149,239
Exercise of stock options for cash	0	577	0	0	0	0	0	577
Exercise of stock options for cash (in shares)	0	576,752	0					(576,752)
Comprehensive Income (Loss):
Net loss	0	0	0		0	(21,675,867)	0	(21,675,867)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	85,392	85,392
Total Comprehensive Income (Loss)						(21,675,867)	85,392	(21,590,475)
Balance at Jul. 31, 2011	0	308,520	0	338,124,525	0	(347,744,756)	869,575	(8,442,136)
Balance (in shares) at Jul. 31, 2011	1,287	308,519,768	0
Issuance of common stock in exchange for services rendered	0	5,401	0	694,044	0	0	0	699,445
Issuance of common stock in exchange for services rendered (in shares)	0	5,401,722	0
Cashless exercise of warrants	0	20,460	0	7,210,274	0	0	0	7,230,734
Cashless exercise of warrants (in shares)	0	20,459,431	0
Issuance of common stock in connection with conversion of Preferred Stock	0	17,299	0	467,891	0	0	0	485,190
Issuance of common stock in connection with conversion of Preferred Stock (in shares)	(1,797)	17,299,029	0
Exercise of warrants for cash	0	200	0	29,800	0	0	0	30,000
Exercise of warrants for cash (in shares)	0	200,000	0
Exercise of warrants and stock options in exchange for note receivable								485,190
Issuance of preferred stock (in shares)	2,000
Issuance of common stock as employee compensation	0	982	0	129,562	0	0	0	130,544
Issuance of common stock as employee compensation (in shares)	0	981,353	0
Preferred stock dividend paid	0	0	0	0	0	(376,746)	0	(376,746)
Stock-based compensation - officers stock options	0	0	0	602,384	0	0	0	602,384
Exercise of stock options for cash	0	1,300	0	0	0	0	0	1,300
Exercise of stock options for cash (in shares)	0	1,299,994	0					(1,299,994)
Exercise of additional investment rights	0	0	0	841,333	0	0	0	841,333
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(9,490,278)	0	(9,490,278)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(91,961)	(91,961)
Total Comprehensive Income (Loss)	0	0	0	0	0	(9,490,278)	(91,961)	(9,582,238)
Balance at Jul. 31, 2012	0	354,161	0	348,099,813	0	(357,611,780)	777,615	(8,380,191)
Balance (in shares) at Jul. 31, 2012	1,490	354,161,297	0
Issuance of common stock in exchange for services rendered		8,251	0	384,171	0	0	0	392,422
Issuance of common stock in exchange for services rendered (in shares)		8,251,500	0
Cashless exercise of warrants		29,185		2,333,431	0	0	0	2,362,616
Cashless exercise of warrants (in shares)		29,184,675
Cancellation of unissued shares		(1,278)		1,278	0	0	0	0
Cancellation of unissued shares (in shares)		(1,278,246)
Issuance of common stock in connection with conversion of Preferred Stock	0	123,323
Issuance of common stock in connection with conversion of Preferred Stock (in shares)	(3,285)	123,323,121	0	1,513,627	0	0	0	3,459,450
Issuance of stock options in exchange for services rendered	0	0	0	802,977	0	0	0	802,977
Exercise of warrants for cash		61,506		3,231,738	0	0	0	3,293,245
Exercise of warrants for cash (in shares)		61,506,785
Exercise of warrants and stock options in exchange for note receivable								886,950
Issuance of preferred stock (in shares)	2,725
Amortization of options in exchange for services rendered	0	0	0	34,775	0	0	0	34,775
Preferred stock dividend paid				0	0	(1,722,474)	0	(1,722,474)
Exercise of stock options for cash		5,181		0	0	0	0	5,181
Exercise of stock options for cash (in shares)		5,180,378						(5,180,378)
Comprehensive Income (Loss):
Net loss				0	0	(8,554,322)	0	(8,554,322)
Other comprehensive income (loss)
Currency translation adjustment				0	0	0	(12,512)	(12,512)
Total Comprehensive Income (Loss)				0	0	(6,880,506)	(12,512)	(6,893,018)
Balance at Jul. 31, 2013	$ 0	$ 580,329	$ 0	$ 356,401,812	$ 0	$ (367,888,576)	$ 765,103	$ (10,141,332)
Balance (in shares) at Jul. 31, 2013	930	580,329,160	0